Schedule of Lease Costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Leases
Operating lease cost	$ 239	$ 454	$ 546	$ 429
Short-term lease cost	13	32	42	135
Total lease cost	$ 252	$ 486	$ 588	$ 564